Related Party Disclosures - Summary of Transactions With Related Parties (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (189)	£ (159)	£ (382)
Interest, fees and other expenses paid	670	1,019	981
Amounts owed by related parties	4,534	5,683
Amounts owed to related parties	(15,393)	(13,467)
Ultimate Parent [Member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(72)	(60)	(81)
Interest, fees and other expenses paid	217	321	188
Amounts owed by related parties	2,491	4,398
Amounts owed to related parties	(3,594)	(5,079)
Immediate Parent [member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(3)	(3)	(3)
Interest, fees and other expenses paid	275	207	139
Amounts owed by related parties		8
Amounts owed to related parties	(10,392)	(7,374)
Fellow Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(86)	(76)	(271)
Interest, fees and other expenses paid	178	491	653
Amounts owed by related parties	57	102
Amounts owed to related parties	(689)	(981)
Associates and Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(28)	(20)	(27)
Interest, fees and other expenses paid			£ 1
Amounts owed by related parties	1,986	1,175
Amounts owed to related parties	£ (718)	£ (33)